Cash and cash equivalents - Short-Term Deposits, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	$ 50,707	$ 345,949
Short-term deposits, classified as cash equivalents	$ 23,545	$ 1,099,441
Short term deposit one
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.39%	0.95%
Principal	$ 5,000	$ 42,998
Interest accrued to-date	16	609
Short-term deposits, classified as cash equivalents	$ 5,016	$ 43,607
Short term deposit two
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.28%	0.94%
Principal	$ 1,300	$ 100,817
Interest accrued to-date	2	537
Short-term deposits, classified as cash equivalents	$ 1,302	$ 101,354
Short term deposit three
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.80%	0.96%
Principal	$ 1,000	$ 41,421
Interest accrued to-date	0	343
Short-term deposits, classified as cash equivalents	$ 1,000	$ 41,764
Short term deposit four
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.27%	0.96%
Principal	$ 3,000	$ 100,660
Interest accrued to-date	6	644
Short-term deposits, classified as cash equivalents	$ 3,006	$ 101,304
Short term deposit five
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.54%	0.95%
Principal	$ 2,000	$ 32,248
Interest accrued to-date	8	458
Short-term deposits, classified as cash equivalents	$ 2,008	$ 32,706
Short term deposit six
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.45%	0.95%
Principal	$ 2,700	$ 73,831
Interest accrued to-date	5	1,070
Short-term deposits, classified as cash equivalents	$ 2,705	$ 74,901
Short term deposit seven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.23%	0.96%
Principal	$ 2,200	$ 30,146
Interest accrued to-date	4	183
Short-term deposits, classified as cash equivalents	$ 2,204	$ 30,329
Short term deposit eight
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.16%	0.95%
Principal	$ 1,140	$ 103,288
Interest accrued to-date	1	523
Short-term deposits, classified as cash equivalents	$ 1,141	$ 103,811
Short term deposit nine
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.78%	0.94%
Principal	$ 700	$ 20,710
Interest accrued to-date	2	168
Short-term deposits, classified as cash equivalents	$ 702	$ 20,878
Short term deposit ten
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.70%	0.96%
Principal	$ 1,850	$ 50,330
Interest accrued to-date	1	322
Short-term deposits, classified as cash equivalents	$ 1,851	$ 50,652
Short term deposit eleven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	1.02%	0.98%
Principal	$ 1,300	$ 100,487
Interest accrued to-date	6	621
Short-term deposits, classified as cash equivalents	$ 1,306	$ 101,108
Short term deposit twelve
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate	0.77%	0.96%
Principal	$ 1,300	$ 70,341
Interest accrued to-date	4	428
Short-term deposits, classified as cash equivalents	1,304	$ 70,769
Short term deposit thirteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.97%
Principal		$ 100,258
Interest accrued to-date		584
Short-term deposits, classified as cash equivalents		$ 100,842
Short term deposit fourteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		4.54%
Principal		$ 82,000
Interest accrued to-date		424
Short-term deposits, classified as cash equivalents		$ 82,424
Short term deposit fifteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		4.54%
Principal		$ 122,000
Interest accrued to-date		631
Short-term deposits, classified as cash equivalents		$ 122,631
Short term deposit sixteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.42%
Principal		$ 2,000
Interest accrued to-date		7
Short-term deposits, classified as cash equivalents		$ 2,007
Short term deposit seventeen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.44%
Principal		$ 1,500
Interest accrued to-date		6
Short-term deposits, classified as cash equivalents		$ 1,506
Short term deposit eighteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.22%
Principal		$ 2,103
Interest accrued to-date		1
Short-term deposits, classified as cash equivalents		$ 2,104
Short term deposit nineteen
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.95%
Principal		$ 600
Interest accrued to-date		2
Short-term deposits, classified as cash equivalents		$ 602
Short term deposit twenty
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		1.02%
Principal		$ 500
Interest accrued to-date		2
Short-term deposits, classified as cash equivalents		$ 502
Short term deposit twenty one
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.46%
Principal		$ 1,000
Interest accrued to-date		4
Short-term deposits, classified as cash equivalents		$ 1,004
Short term deposit twenty two
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.42%
Principal		$ 700
Interest accrued to-date		2
Short-term deposits, classified as cash equivalents		$ 702
Short term deposit twenty three
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		1.07%
Principal		$ 1,700
Interest accrued to-date		3
Short-term deposits, classified as cash equivalents		$ 1,703
Short term deposit twenty four
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.66%
Principal		$ 1,000
Interest accrued to-date		3
Short-term deposits, classified as cash equivalents		$ 1,003
Short term deposit twenty five
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.64%
Principal		$ 2,500
Interest accrued to-date		15
Short-term deposits, classified as cash equivalents		$ 2,515
Short term deposit twenty six
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.72%
Principal		$ 2,200
Interest accrued to-date		1
Short-term deposits, classified as cash equivalents		$ 2,201
Short term deposit twenty seven
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.96%
Principal		$ 500
Interest accrued to-date		0
Short-term deposits, classified as cash equivalents		$ 500
Short term deposit twenty eight
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.58%
Principal		$ 1,500
Interest accrued to-date		8
Short-term deposits, classified as cash equivalents		$ 1,508
Short term deposit twenty nine
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.38%
Principal		$ 1,500
Interest accrued to-date		3
Short-term deposits, classified as cash equivalents		$ 1,503
Short term deposit thirty
Disclosures Of Cash And Cash Equivalents [Line Items]
Interest Rate		0.87%
Principal		$ 1,000
Interest accrued to-date		1
Short-term deposits, classified as cash equivalents		1,001
Short-term deposits classified as cash equivalents
Disclosures Of Cash And Cash Equivalents [Line Items]
Principal	23,490	1,091,838
Interest accrued to-date	55	7,603
Short-term deposits, classified as cash equivalents	$ 23,545	$ 1,099,441